OTHER EXPENSES - OTHER (INCOME) COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expense [Abstract]
Finance income	$ (1.1)	$ (2.2)
Net gain on derivatives	(1.8)	(7.2)
Net foreign exchange loss	21.6	29.0
Other costs, net	$ 18.7	$ 19.6